RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 21	-	RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

	The nature of the relationships involved	As of December 31,
		2014	2013
Long-term investment	Equity investment in a limited partnership	$44	$60
Trade accounts payable	Trade accounts payable	$62	$90

B.	Transactions

	Description of the transactions	Year Ended December 31,
		2014	2013	2012
Sales	Sales to a limited partnership	$--	$59	$431
Cost of revenues	Purchase of services and goods from affiliates of a major shareholder	$14,883	$3,379	$2,853
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$221	$311	$238
Other expense (income), net	Equity loss (profit) in a limited partnership	$16	$144	$(184)